Note 17 - Segment Information (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Three months ended June 30,			Six months ended June 30,
	Hycroft	Corporate		Hycroft	Corporate
	Mine	and Other	Total	Mine	and Other	Total
2020
Revenue - Note 13	$7,636	$—	$7,636	$18,760	$—	$18,760
Cost of sales	31,863	—	31,863	55,731	—	55,731
Other operating costs	94	10,432	10,526	187	12,438	12,625
Loss from operations	24,321	10,432	34,753	37,158	12,438	49,596
Interest expense - Note 9	56	15,016	15,072	141	34,818	34,959
Interest income	(35)	—	(35)	(147)	—	(147)
Loss before reorganization items and income taxes	24,342	25,448	49,790	37,152	47,256	84,408
Reorganization items	—	—	—	—	—	—
Loss before income taxes	$24,342	$25,448	$49,790	$37,152	$47,256	$84,408

2019
Revenue - Note 13	$—	$—	$—	$—	$—	$—
Cost of sales	—	—	—	—	—	—
Other operating costs	4,917	1,214	6,131	11,836	3,161	14,997
Loss from operations	4,917	1,214	6,131	11,836	3,161	14,997
Interest expense - Note 9	414	15,227	15,641	489	29,550	30,039
Interest income	(110)	—	(110)	(226)	—	(226)
Loss before reorganization items and income taxes	5,221	16,441	21,662	12,099	32,711	44,810
Reorganization items	—	285	285	—	577	577
Loss before income taxes	$5,221	$16,726	$21,947	$12,099	$33,288	$45,387